Right-of-use assets	12 Months Ended
Dec. 31, 2019
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

	Properties	Equipment	Total
At December 31, 2019
Opening net book amount	—	—	—
Adoption of IFRS16 as at January 1, 2019	483,350	61,160	544,510
Additions	308,987	13,541	322,528
Depreciation charge	(296,656)	(27,487)	(324,143)
Exchange differences	445	—	445
Closing net book amount	496,126	47,214	543,340

At December 31, 2019
Cost	792,337	74,701	867,038
Accumulated depreciation	(296,211)	(27,487)	(323,698)
Net book value	496,126	47,214	543,340

The Group recorded a depreciation charge in 2019 of CHF 259,940 as part of research and development expenses and CHF 64,203 as part of general and administration expenses.

The maturity analysis of lease liabilities is presented under note 12.